Acquisition of businesses and purchase accounting - Oxygen Plus, Inc. - Asset and Liabilities acquired (Details) - Oxygen Plus, Inc. - USD ($)	Sep. 30, 2021	Jun. 29, 2021
Acquisition of businesses and purchase accounting
Cash		$ 114,000
Accounts receivable		60,000
Inventory		39,000
Property and equipment		88,000
Goodwill		327,000
Accounts payable		(98,000)
Accrued liabilities		(13,000)
Deferred tax liability		(180,000)
Deferred revenue		(12,000)
Equipment loans		(155,000)
Net assets acquired		730,000
Cash transferred	$ 156,000	574,000
Total consideration transferred, acquisition-date fair value		730,000
Goodwill deductible for tax purposes		0
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset		10,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset		50,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset		$ 500,000